Discontinued Operations (Details) - Schedule of discontinued operations statements of operations - CMI Transaction [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of discontinued operations statements of operations [Line Items]
Net sales	$ 5,891,894	$ 6,860,282
Cost of goods sold, inclusive of depreciation	4,132,696	4,901,237
Gross profit	1,759,198	1,959,045
Operating expenses:
Personnel costs	428,728	402,389
Sales and marketing	816,683	908,502
General and administrative	112,934	231,376
Legal and professional fees	44,092	156,782
Amortization expense		26,901
Total operating expenses	1,402,437	1,725,950
Gain from operations	356,761	233,095
Other income (expenses):
Interest expense	(49,803)	(153,592)
Goodwill impairment		(4,663,514)
Intangibles impairment		(361,218)
Other income
Total other income (expenses)	(49,803)	(5,178,324)
Loss on disposal of discontinued operations	(3,021,724)	(4,945,229)
Net gain / (loss) from discontinued operations, before taxes	(2,714,766)	(4,945,229)
Income taxes	(10,235)	(10,235)
Net gain / (loss) from discontinued operations	$ (2,725,001)	$ (4,955,464)